Filed Pursuant to Rule 497(e)
1933 Act File No. 333-179562
1940 Act File No. 811-22668

Loncar Cancer Immunotherapy ETF
(the “Fund”)

Supplement dated June 8, 2023 to the
Prospectus and Statement of Additional Information,
each dated December 20, 2022

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S OBJECTIVE, NAME, AND INVESTMENT POLICIES EFFECTIVE JUNE 20, 2023, AS DESCRIBED BELOW.

Changes to the Fund’s Name, Investment Objective, and Website
Effective June 20, 2023, the Fund’s name, investment objective, and website will change as follows, and all such references are revised to reflect the new information:

	Current	New (effective June 20, 2023)
Fund Name	Loncar Cancer Immunotherapy ETF	Range Cancer Therapeutics ETF
Investment Objective	The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index.	The Fund seeks to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).
Website	www.loncarfunds.com	www.RangeCNCR.com
Changes to the Fund’s Principal Investment Strategies
In conjunction with the change to the Fund’s investment objective, effective June 20, 2023, the summary section entitled “Principal Investment Strategies” beginning on page 2 of the Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Range Cancer Therapeutics Index
The Index was established in 2023 by Range Fund Holdings (the “Index Provider”) and tracks the performance of a portfolio of U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by the Index Provider) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”). Companies based in China are not eligible for inclusion in the Index. The Index is equal-weighted at the time of its semi-annual reconstitution and rebalance, which takes place on the third Tuesday of June and December.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).

The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Additionally, effective June 20, 2023, the third paragraph of the section of the Prospectus entitled “Additional Information About the Indexes” is deleted.
Changes to the Fund’s Principal Investment Risks
Also effective June 20, 2023, the following changes will apply to the section entitled “Principal Investment Risks” on pages 3–6 of the Prospectus:
•The “Immunotherapy Companies Risk” and “Tax Risk” disclosures are deleted.
•The following paragraphs are added:
◦Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.
A Cancer Therapeutics Company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of Cancer Therapeutics Companies have been and will likely continue to be very volatile.
The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. The international operations of many Cancer Therapeutics Companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business.
In addition, the following changes will apply to the section entitled “Additional Information about the Funds—Principal Investment Risks” on pages 15–22 of the Prospectus:
•The “Tax Risk” disclosure is revised to apply only to the China BioPharma Fund (as defined in the Prospectus).
•The “Immunotherapy Companies Risk” disclosure is deleted.
•The following paragraphs are added:
◦Cancer Therapeutics Companies (Cancer Therapeutics Fund only). The success of Cancer Therapeutics Companies is highly dependent on the development, procurement and marketing of drugs and other treatments for cancer-related conditions. The values of such companies are also dependent on the development, protection and exploitation of intellectual property rights and other proprietary information, and profitability may be significantly affected by such things as the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. There can be no assurance that the steps taken by Cancer Therapeutics Companies to protect their proprietary rights will be adequate to prevent misappropriation of their proprietary rights or that competitors will not independently develop products that are substantially equivalent or superior to such companies’ products. Cancer Therapeutics Companies also rely on trade secrets, know-how and technology, which are not protected by patents, to maintain their competitive position. If any trade secret, know-how or other technology not protected by a patent were disclosed to, or independently developed by, a competitor, that company’s business and financial condition could be materially adversely affected.
The research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant, and the results of such research and expenditures are unpredictable. There can be no assurance that those efforts or costs will result in the development of a profitable drug. Cancer Therapeutics Companies may be susceptible to product obsolescence and face intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained. Cancer Therapeutics Companies are also subject to laws and regulations governing the protection of the environment and occupational health and safety, including laws regulating air emissions, wastewater discharges, the management and disposal of hazardous materials and wastes, and the health and safety of employees. Failure to comply with applicable domestic and/or foreign requirements can result in civil and criminal fines or other enforcement actions, recall or seizure of products, total or partial suspension of production, withdrawal of existing product approvals or clearances, refusal to approve or clear new applications or notifications, increased quality control costs, criminal prosecution, other penalties and, in some instances, exclusion of participation in government sponsored programs such as Medicare, Medicaid and other government sponsored programs.
There can be no assurance that any individual cancer-related treatment will be effective or approved by the applicable regulatory agency. Consequently, there may be companies included in the Index that do not (and may never) generate significant revenue or profit from cancer-related treatments. Additionally, because the pharmaceutical companies included in the Index may be dependent on the sales of drugs other than cancer-related treatments, the performance of such companies may be adversely affected by factors unrelated to the market for cancer-related treatments.
Cancer Therapeutics Companies are also subject to rapid and significant technological change and competitive forces that may make drugs obsolete or make it difficult to raise prices and, in fact, may result in price discounting. Cancer Therapeutics Companies may also be subject to expenses and losses from extensive litigation based on intellectual property, product liability and similar claims.
Cancer Therapeutics Companies may be adversely affected by government regulation and changes in reimbursement rates. The ability of many such companies to commercialize current and any future products depends in part on the extent to which reimbursement for the cost of such products and related treatments are available from third party payors, such as Medicare, Medicaid and other government sponsored programs, private health insurance plans and health maintenance organizations. Third-party payors are increasingly challenging the price and cost-effectiveness of medical products. Significant uncertainty exists as to the reimbursement status of healthcare products, and there can be no assurance that adequate third-party coverage will be available for companies to obtain satisfactory price levels for their products.
The international operations of many Cancer Therapeutics Companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business. Additionally, a company’s valuation can often be based largely on the potential or actual performance of a limited number of products. A company’s valuation can also be greatly affected if one of its products proves unsafe, ineffective or unprofitable. Cancer Therapeutics Companies also may be characterized by thin capitalization and limited markets, financial resources or personnel, as well as dependence on wholesale distributors. The stock prices of Cancer Therapeutics Companies have been and will likely continue to be very volatile. Some of the companies in the Index are engaged in other lines of business unrelated to cancer-related treatments, and they may experience problems with these lines of business which could adversely affect their operating results. The operating results of these companies may fluctuate as a result of these additional risks and events in the other lines of business. In addition, a company’s ability to engage in new activities may expose it to business risks with which it has less experience than it has with the business risks associated with its traditional businesses. Despite a company’s possible success in cancer-related treatments, there can be no assurance that the other lines of business in which these companies are engaged will not have an adverse effect on a company’s business or financial condition.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. These securities involve risks beyond those associated with investments in U.S. securities, including greater market volatility, higher transactional costs, the possibility that the liquidity of such securities could be impaired because of future political and/or economic developments, taxation by foreign governments, political instability, the possibility that foreign governmental restrictions may be adopted which might adversely affect such securities and that the selection of such securities may be more difficult because there may be less publicly available information concerning such non-U.S. issuers or the accounting, auditing and financial reporting standards, practices and requirements applicable to non-U.S. issuers may differ from those applicable to U.S. issuers.
Fund Sponsor
Effective June 20, 2023, the first paragraph of the “Management—Index Provider” section of the Prospectus is revised to apply only to the China Biopharma Fund, and the following paragraph supplements such section of the Prospectus:
Range Fund Holdings (the “Cancer Therapeutics Fund Sponsor”), the Index Provider for the Cancer Therapeutics Fund, has entered into a licensing and expense reimbursement agreement with the Adviser, pursuant to which the Cancer Therapeutics Fund Sponsor agrees to license the use of the Cancer Therapeutics Fund’s underlying index to the Adviser. The Cancer Therapeutics Fund Sponsor also provides marketing support for the Cancer Therapeutics Fund including, but not limited to, distributing the Cancer Therapeutics Fund’s materials and providing the Cancer Therapeutics Fund with access to and the use of the Cancer Therapeutics Fund Sponsor’s other marketing capabilities, including communications through print and electronic media discussing the Index. The Cancer Therapeutics Fund Sponsor does not act as an investment adviser or otherwise provide investment advice to the Cancer Therapeutics Fund.

Please retain this Supplement with your Prospectus and Statement of Additional Information for future reference.

Loncar Cancer Immunotherapy ETF
(the “Fund”)

June 8, 2023

Supplement to the
Summary Prospectus dated December 20, 2022,
as previously supplemented

THIS SUPPLEMENT CONTAINS IMPORTANT INFORMATION ABOUT CHANGES TO THE FUND’S NAME AND INVESTMENT POLICIES EFFECTIVE JUNE 20, 2023, AS DESCRIBED BELOW.

Changes to the Fund’s Name, Investment Objective, and Website
Effective June 20, 2023, the Fund’s name, investment objective, and website will change as follows, and all such references are revised to reflect the new information:

	Current	New (effective June 20, 2023)
Fund Name	Loncar Cancer Immunotherapy ETF	Range Cancer Therapeutics ETF
Investment Objective	The Fund seeks to track the total return performance, before fees and expenses, of the Loncar Cancer Immunotherapy Index.	The Fund seeks to track the performance, before fees and expenses, of the Range Cancer Therapeutics Index (the “Index”).
Website	www.loncarfunds.com	www.RangeCNCR.com
Changes to the Fund’s Principal Investment Strategies
In conjunction with the change to the Fund’s investment objective, effective June 20, 2023, the section entitled “Principal Investment Strategies” on pages 1–2 of the Summary Prospectus will be replaced with the following:
Principal Investment Strategy
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index.
Range Cancer Therapeutics Index
The Index was established in 2023 by Range Fund Holdings (the “Index Provider”) and tracks the performance of a portfolio of U.S. exchange-listed pharmaceutical or biotechnology stocks or American Depositary Receipts (“ADRs”) with a market capitalization of more than $250 million. To be eligible for inclusion in the Index, companies must either derive (i) 50% or more of their commercial revenue from oncology products or (ii) 50% or more of their pipeline value (as defined by the Index Provider) from oncology drugs in development (collectively, “Cancer Therapeutics Companies”). Companies based in China are not eligible for inclusion in the Index. The Index is equal-weighted at the time of its semi-annual reconstitution and rebalance, which takes place on the third Tuesday of June and December.
The Fund’s Investment Strategy
The Fund attempts to invest all, or substantially all, of its assets in the component securities that make up the Index. Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of any collateral held from securities lending) will be invested in the component securities of the Index. Exchange Traded Concepts, LLC (“ETC” or the “Adviser”), the Fund’s investment adviser, expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
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The Fund generally may invest up to 20% of its total assets (exclusive of any collateral held from securities lending) in securities or other investments not included in the Index, but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Changes to the Fund’s Principal Investment Risks
Also effective June 20, 2023, the following changes will apply to the section entitled “Principal Investment Risks” on pages 2–5 of the Summary Prospectus:
•The “Immunotherapy Companies Risk” and “Tax Risk” disclosures are deleted.
•The following paragraphs are added:
◦Cancer Therapeutics Companies Risk. The success of Cancer Therapeutics Companies heavily depends on the outcomes of clinical trials and obtaining necessary regulatory approvals for the development of new drugs and other treatments for cancer-related conditions. These companies face risks related to the failure of clinical trials, unforeseen safety issues, delays in the regulatory approval process, or failure to obtain approvals altogether. Cancer Therapeutics Companies are highly dependent on the development, procurement and marketing of drugs and the protection and exploitation of intellectual property rights. Changes in healthcare policies, reimbursement rates, patent laws, or regulations governing drug development and commercialization can significantly impact the industry and individual companies. These changes may affect profitability, market access, and the viability of certain products or technologies.
A Cancer Therapeutics Company’s valuation can also be greatly affected if one of its products is proven or alleged to be unsafe, ineffective or unprofitable. The stock prices of Cancer Therapeutics Companies have been and will likely continue to be very volatile.
The costs associated with developing new drugs can be significant, and the results are unpredictable. Newly developed drugs may be susceptible to product obsolescence due to intense competition from new products and less costly generic products. Moreover, the process for obtaining regulatory approval by the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there can be no assurance that the necessary approvals will be obtained or maintained.
Certain companies in which the Fund may invest are non-U.S. issuers whose securities are listed on U.S. exchanges. The international operations of many Cancer Therapeutics Companies expose them to risks associated with instability and changes in economic and political conditions, foreign currency fluctuations, changes in foreign regulations and other risks inherent to international business.

Please retain this Supplement with your Summary Prospectus for future reference.
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